Supplement Dated August 31, 2012 to the

Prospectuses and Statements of Additional Information

LORD ABBETT EQUITY TRUST	LORD ABBETT SECURITIES TRUST
Lord Abbett Calibrated Large Cap Value Fund	Lord Abbett Alpha Strategy Fund
Lord Abbett Calibrated Mid Cap Value Fund	Lord Abbett Fundamental Equity Fund
Lord Abbett Small Cap Blend Fund	Lord Abbett Growth Leaders Fund
Lord Abbett International Core Equity Fund
LORD ABBETT INVESTMENT TRUST	Lord Abbett International Dividend Income Fund
Lord Abbett Balanced Strategy Fund	Lord Abbett International Opportunities Fund
Lord Abbett Convertible Fund	Lord Abbett Micro Cap Growth Fund
Lord Abbett Core Fixed Income Fund	Lord Abbett Micro Cap Value Fund
Lord Abbett Diversified Equity Strategy Fund	Lord Abbett Value Opportunities Fund
Lord Abbett Diversified Income Strategy Fund
Lord Abbett Floating Rate Fund	LORD ABBETT STOCK APPRECIATION FUND
Lord Abbett Growth & Income Strategy Fund
Lord Abbett High Yield Fund
Lord Abbett Income Fund
Lord Abbett Inflation Focused Fund
Lord Abbett Short Duration Income Fund
Lord Abbett Total Return Fund

You should read this supplement in conjunction with your Fund’s prospectus and statement of additional information, which list the specific share classes that your Fund offers (which may not include both of the share classes shown below).

1.	Effective October 1, 2012, the following table replaces the corresponding tables in the sections of the prospectus titled “What You Should Know about the Fund – Purchase and Sale of Fund Shares” and “Information for Managing Your Fund Account – Choosing a Share Class – Investment Minimums” with respect to Class A and Class C shares only.

Investment Minimums — Initial/Additional Investments
Class	A and C
General	$1,500/No minimum
IRAs, SIMPLE and SEP Accounts without Invest-A-Matic Investments	$1,500/No minimum
IRAs, SIMPLE and SEP Accounts with Payroll Deductions	No minimum
Invest-A-Matic Accounts	$250/$50
Fee-Based Advisory Programs and Retirement and Benefit Plans	No minimum

2.	The following paragraph is added to the section of the prospectus titled “Information for Managing Your Fund Account – Account Services and Policies – Account Policies.”

Small Account Closing Policy. The Fund has established a minimum account balance of $1,500. Subject to the approval of the Fund’s Board of Trustees, the Fund may redeem your account (without charging a CDSC) if the net asset value of your account falls below $1,500. The Fund will provide you with at least 60 days’ prior written notice before doing so, during which time you may avoid involuntary redemption by making additional investments to satisfy the minimum account balance.

3.	The last paragraph of the section of the statement of additional information titled “Purchases, Redemptions, Pricing, and Payments to Dealers – Redemptions,” which discusses the Fund’s ability to involuntarily redeem an investor’s account, is deleted in its entirety.

Please retain this document for your future reference.